Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Automobile Components - 1.6%
Adient PLC (a)	134,505	$2,718,346
Fox Factory Holding Corp. (a)	89,700	1,476,462
Gentex Corp.	138,400	3,024,040
Lear Corp.	24,900	3,014,892
Visteon Corp.	32,700	2,979,297
		13,213,037

Automobiles - 0.9%
Harley-Davidson, Inc.	116,900	2,363,718
Thor Industries, Inc.	30,100	2,404,689
Winnebago Industries, Inc.	74,700	2,314,953
		7,083,360

Banks - 22.1%
1st Source Corp.	38,866	2,689,916
Amerant Bancorp, Inc.	118,900	2,620,556
Arrow Financial Corp.	48,700	1,634,859
Associated Banc-Corp.	120,690	3,121,043
Banc of California, Inc.	84,718	1,489,342
Bank of Marin Bancorp	69,000	1,768,470
Bank7 Corp.	17,500	697,900
BankUnited, Inc.	62,220	2,809,855
BayCom Corp.	36,300	1,079,018
Beacon Financial Corp.	128,317	3,849,510
Bridgewater Bancshares, Inc. (a)	72,000	1,274,400
Burke & Herbert Financial Services Corp.	26,200	1,631,998
Camden National Corp.	50,516	2,396,984
Capital Bancorp, Inc.	26,700	794,058
Capitol Federal Financial, Inc.	468,800	3,342,544
Carter Bankshares, Inc. (a)	53,100	1,238,292
Cathay General Bancorp	63,332	3,157,734
Central Pacific Financial Corp.	44,460	1,420,942
ChoiceOne Financial Services, Inc.	57,100	1,605,652
Civista Bancshares, Inc.	70,500	1,606,695
CNB Financial Corp.	85,600	2,478,976
Community Trust Bancorp, Inc.	25,340	1,538,645
Community West Bancshares	69,800	1,626,340
ConnectOne Bancorp, Inc.	136,034	3,641,630
CVB Financial Corp.	82,200	1,593,858
Dime Community Bancshares, Inc.	107,600	3,639,032
Eagle Bancorp, Inc.	122,130	3,037,373
Enterprise Financial Services Corp.	55,600	3,008,516
Farmers National Banc Corp.	126,571	1,665,674
Financial Institutions, Inc.	51,351	1,628,340
Finward Bancorp	11,300	410,190
First Busey Corp.	133,151	3,364,726
First Financial Corp.	31,063	1,963,182
First Foundation, Inc. (a)	538,197	3,175,362
First Hawaiian, Inc.	128,540	3,167,226
First Internet Bancorp	34,289	698,810
First Merchants Corp.	86,402	3,346,349
First Mid Bancshares, Inc.	43,800	1,804,122
First Western Financial, Inc. (a)	30,900	759,522
Firstsun Capital Bancorp (a)	41,100	1,498,506
Five Star Bancorp	41,900	1,580,468
Flagstar Bank NA	241,600	3,181,872
Flushing Financial Corp.	202,318	3,107,604
Great Southern Bancorp, Inc.	39,710	2,506,892
Hanmi Financial Corp.	124,800	3,289,728
Heritage Commerce Corp.	231,600	2,890,368
Heritage Financial Corp.	68,600	1,783,600
Hilltop Holdings, Inc.	87,500	3,134,250
Home Bancorp, Inc.	30,900	1,871,922
Hope Bancorp, Inc.	291,289	3,253,698
Independent Bank Corp.	46,600	1,551,780
Independent Bank Corp.	10,300	774,663
Kearny Financial Corp.	312,700	2,360,885
Live Oak Bancshares, Inc.	62,700	2,073,489
Mercantile Bank Corp.	47,240	2,385,620
Mid Penn Bancorp, Inc.	28,800	926,208
Midland States Bancorp, Inc.	136,900	3,054,239
MVB Financial Corp.	15,100	374,933
NB Bancorp, Inc.	114,700	2,416,729
Northeast Bank	21,200	2,382,244
Northeast Community Bancorp, Inc.	17,300	411,740
Northfield Bancorp, Inc.	62,307	843,637
Northpointe Bancshares, Inc.	187,800	3,241,428
OceanFirst Financial Corp.	183,910	3,317,736
Origin Bancorp, Inc.	19,400	804,324
Peapack-Gladstone Financial Corp.	58,500	2,059,785
Peoples Bancorp, Inc.	75,900	2,494,833
Peoples Financial Services Corp.	7,600	405,308
Preferred Bank	34,840	3,159,640
Provident Financial Services, Inc.	161,772	3,423,096
RBB Bancorp	53,027	1,133,187
S&T Bancorp, Inc.	38,900	1,627,187
Shore Bancshares, Inc.	72,112	1,347,052
Sierra Bancorp	35,950	1,219,424
Simmons First National Corp. - Class A	120,000	2,334,000
Southern First Bancshares, Inc. (a)	29,100	1,585,950
Southern Missouri Bancorp, Inc.	39,500	2,525,630
Southside Bancshares, Inc.	51,800	1,610,462
The Hingham Institution For Savings (b)	10,800	3,087,072
Towne Bank	23,300	784,511
TriCo Bancshares	28,100	1,335,874
TrustCo Bank Corp.	72,952	3,193,839
United Community Banks, Inc.	24,400	768,356
Univest Financial Corp.	77,470	2,654,122
Valley National Bancorp	190,400	2,338,112
WaFd, Inc.	103,134	3,238,408
Washington Trust Bancorp, Inc.	83,600	2,797,256
		182,919,308

Biotechnology - 0.4%
Sarepta Therapeutics, Inc. (a)	143,400	3,120,384

Broadline Retail - 0.2%
Macy's, Inc.	76,800	1,389,312

Building Products - 1.5%
American Woodmark Corp. (a)	44,000	1,752,520
Apogee Enterprises, Inc.	55,100	1,848,054
Fortune Brands Innovations, Inc.	64,300	2,505,771
Janus International Group, Inc. (a)	338,400	1,742,760
Resideo Technologies, Inc. (a)	51,910	1,749,886
UFP Industries, Inc.	30,500	2,809,660
		12,408,651

Capital Markets - 1.1%
Federated Hermes, Inc.	62,280	3,531,899
Virtu Financial, Inc. - Class A	43,700	1,921,926
Virtus Investment Partners, Inc.	24,700	3,318,445
		8,772,270

Chemicals - 2.5%
Axalta Coating Systems Ltd. (a)	97,500	2,700,750
Cabot Corp.	10,000	753,100
Ecovyst, Inc. (a)	292,700	3,764,122
HB Fuller Co.	53,400	3,293,712
Huntsman Corp.	275,800	3,670,898
Innospec, Inc.	26,800	1,956,936
Olin Corp.	142,700	4,242,471
		20,381,989

Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	52,900	2,037,708
Brink's Co.	26,300	2,725,469
Ennis, Inc.	41,500	888,930
Healthcare Services Group, Inc. (a)	81,330	1,508,671
MillerKnoll, Inc.	69,400	1,003,524
UniFirst Corp.	9,100	2,289,469
		10,453,771

Communications Equipment - 0.1%
Aviat Networks, Inc. (a)	34,500	780,045

Construction & Engineering - 0.4%
Fluor Corp. (a)	70,400	3,284,160

Consumer Finance - 1.1%
Bread Financial Holdings, Inc.	46,600	3,489,874
Navient Corp.	359,360	2,939,565
SLM Corp.	142,500	3,050,925
		9,480,364

Consumer Staples Distribution & Retail - 0.2%
Grocery Outlet Holding Corp. (a)	255,300	1,799,865

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	90,400	898,576
Myers Industries, Inc.	125,600	2,660,208
Sonoco Products Co.	40,000	2,163,600
TriMas Corp.	46,600	1,674,804
		7,397,188

Diversified Consumer Services - 0.5%
H&R Block, Inc.	84,000	2,666,160
Laureate Education, Inc. (a)	39,380	1,371,999
		4,038,159

Electric Utilities - 0.6%
Otter Tail Corp.	19,650	1,724,680
Portland General Electric Co.	64,800	3,419,496
		5,144,176

Electrical Equipment - 0.8%
Atkore, Inc.	42,000	2,474,220
Sensata Technologies Holding PLC	103,800	3,655,836
Thermon Group Holdings, Inc. (a)	16,700	841,680
		6,971,736

Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc. (a)	19,200	2,753,472
Avnet, Inc.	51,800	3,191,916
Crane NXT Co.	64,000	2,597,760
ePlus, Inc.	41,300	3,107,825
Ingram Micro Holding Corp.	119,300	2,780,883
Insight Enterprises, Inc. (a)	30,900	2,070,609
Itron, Inc. (a)	26,600	2,384,158
Kimball Electronics, Inc. (a)	73,050	1,730,555
Methode Electronics, Inc.	192,900	1,064,808
PC Connection, Inc.	13,100	765,826
Sanmina Corp. (a)	13,605	1,763,752
ScanSource, Inc. (a)	69,800	2,533,740
Vishay Intertechnology, Inc.	152,426	2,743,668
Vontier Corp.	83,900	2,975,933
		32,464,905

Energy Equipment & Services - 4.6%
Cactus, Inc. - Class A	45,300	2,145,861
Core Laboratories, Inc.	45,400	762,266
Expro Group Holdings NV (a)	237,463	4,134,231
Helix Energy Solutions Group, Inc. (a)	263,700	2,607,993
Innovex International, Inc. (a)	104,000	2,536,560
National Energy Services Reunited Corp. (a)	35,230	756,388
Noble Corp. PLC	39,200	1,923,544
NOV, Inc.	178,600	3,359,466
Oil States International, Inc. (a)	274,700	3,197,508
ProFrac Holding Corp. - Class A (a)	258,700	1,603,940
ProPetro Holding Corp. (a)	276,500	3,984,365
RPC, Inc.	395,800	2,802,264
Select Water Solutions, Inc.	138,900	2,125,170
Tidewater, Inc. (a)	15,800	1,320,090
Valaris Ltd. (a)	19,100	1,872,564
Weatherford International PLC	28,700	2,714,446
		37,846,656

Financial Services - 3.7%
Cass Information Systems, Inc.	21,600	950,832
Enact Holdings, Inc.	95,100	3,881,031
Essent Group Ltd.	50,970	2,978,687
Euronet Worldwide, Inc. (a)	48,300	3,205,671
International Money Express, Inc. (a)	87,700	1,385,660
Merchants Bancorp	75,900	3,256,869
MGIC Investment Corp.	50,530	1,326,412
NMI Holdings, Inc. - Class A (a)	89,070	3,341,016
Radian Group, Inc.	104,100	3,443,628
Voya Financial, Inc.	31,500	2,152,080
Walker & Dunlop, Inc.	27,400	1,216,012
WEX, Inc. (a)	21,300	3,259,752
		30,397,650

Food Products - 1.8%
B&G Foods, Inc. (b)	272,500	1,310,725
Calavo Growers, Inc.	98,700	2,545,473
Flowers Foods, Inc.	265,400	2,163,010
John B Sanfilippo & Son, Inc.	37,100	2,943,143
Lamb Weston Holdings, Inc.	70,900	2,996,234
Simply Good Foods Co. (a)	198,200	2,844,170
		14,802,755

Gas Utilities - 1.6%
New Jersey Resources Corp.	67,300	3,696,116
Northwest Natural Holding Co.	74,000	3,938,280
ONE Gas, Inc.	29,800	2,566,674
Spire, Inc.	37,273	3,374,697
		13,575,767

Ground Transportation - 0.7%
Landstar System, Inc.	23,700	3,799,347
Schneider National, Inc. - Class B	70,500	1,858,380
		5,657,727

Health Care Equipment & Supplies - 1.6%
CONMED Corp.	80,300	2,839,408
Inmode Ltd. (a)	193,300	2,644,344
Lantheus Holdings, Inc. (a)	43,900	3,329,815
LivaNova PLC (a)	50,900	3,235,204
Utah Medical Products, Inc.	21,800	1,351,382
		13,400,153

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)	103,800	2,427,882
Ardent Health, Inc. (a)	124,000	1,061,440
Astrana Health, Inc. (a)	132,900	3,258,708
Concentra Group Holdings Parent, Inc.	118,131	2,533,910
Molina Healthcare, Inc. (a)	25,200	3,359,160
National Research Corp.	55,800	947,484
		13,588,584

Hotels, Restaurants & Leisure - 4.0%
Accel Entertainment, Inc. (a)	232,100	2,532,211
Boyd Gaming Corp.	18,800	1,544,984
Brightstar Lottery PLC	253,800	3,233,412
Churchill Downs, Inc.	29,100	2,614,053
El Pollo Loco Holdings, Inc. (a)	147,000	2,037,420
Hilton Grand Vacations, Inc. (a)	73,000	2,855,760
Marriott Vacations Worldwide Corp.	58,600	3,816,032
Monarch Casino & Resort, Inc.	8,500	812,600
Nathan's Famous, Inc.	17,000	1,712,410
Portillo's, Inc. - Class A (a)	152,700	807,783
Travel + Leisure Co.	46,900	3,245,011
United Parks & Resorts, Inc. (a)	61,700	2,015,122
Vail Resorts, Inc. (b)	24,800	3,182,336
Wendy's Co. (b)	423,600	2,944,020
		33,353,154

Household Durables - 0.9%
Century Communities, Inc.	8,700	499,206
Green Brick Partners, Inc. (a)	10,900	702,505
Helen of Troy Ltd. (a)	99,700	1,437,674
KB Home	11,200	579,600
Legacy Housing Corp. (a)	26,000	531,180
Leggett & Platt, Inc.	150,400	1,485,952
M/I Homes, Inc. (a)	5,900	722,455
Tri Pointe Homes, Inc. (a)	36,817	1,720,458
		7,679,030

Household Products - 0.7%
Central Garden & Pet Co. (a)	42,200	1,551,694
Energizer Holdings, Inc.	64,000	1,050,880
Reynolds Consumer Products, Inc.	141,000	2,986,380
		5,588,954

Insurance - 3.0%
Assured Guaranty Ltd.	20,530	1,672,784
CNO Financial Group, Inc.	78,966	3,242,344
Employers Holdings, Inc.	37,705	1,551,184
F&G Annuities & Life, Inc.	89,500	2,266,140
Hanover Insurance Group, Inc.	13,600	2,357,560
Horace Mann Educators Corp.	59,214	2,527,254
Kemper Corp.	105,300	3,217,968
Lincoln National Corp.	61,450	2,181,475
Stewart Information Services Corp.	33,590	2,068,472
White Mountains Insurance Group Ltd.	1,500	3,295,440
		24,380,621

IT Services - 0.7%
Amdocs Ltd.	50,000	3,263,000
ASGN, Inc. (a)	64,400	2,492,924
		5,755,924

Leisure Products - 1.2%
Brunswick Corp.	43,200	3,143,232
JAKKS Pacific, Inc.	90,400	1,800,768
Mattel, Inc. (a)	89,000	1,293,170
Polaris, Inc.	34,000	1,853,000
YETI Holdings, Inc. (a)	47,300	1,730,707
		9,820,877

Machinery - 3.1%
Albany International Corp. - Class A	42,700	2,229,367
Atmus Filtration Technologies, Inc.	39,840	2,261,717
Blue Bird Corp. (a)	43,400	2,464,686
Columbus McKinnon Corp.	186,800	2,714,204
Douglas Dynamics, Inc.	50,800	2,138,172
Greenbrier Cos., Inc.	59,500	3,132,675
L B Foster Co. - Class A (a)	43,500	1,213,650
Lindsay Corp.	19,100	2,274,237
Miller Industries, Inc.	33,530	1,527,291
Tennant Co.	30,000	1,992,000
Timken Co.	32,300	3,248,411
		25,196,410

Marine Transportation - 0.3%
Matson, Inc.	15,400	2,524,676

Media - 1.2%
Emerald Holding, Inc.	150,700	679,657
Ibotta, Inc. - Class A (a)(b)	40,100	1,201,797
National CineMedia, Inc.	553,100	1,686,955
Stagwell, Inc. (a)	487,300	3,065,117
WPP PLC - ADR (b)	191,300	2,974,715
		9,608,241

Metals & Mining - 0.4%
Kaiser Aluminum Corp.	29,600	3,567,096

Multi-Utilities - 1.2%
Avista Corp.	86,361	3,466,531
Black Hills Corp.	46,300	3,213,683
Northwestern Energy Group, Inc.	24,600	1,622,124
Unitil Corp.	27,300	1,426,152
		9,728,490

Oil, Gas & Consumable Fuels - 7.7%
Baytex Energy Corp.	861,732	3,851,942
California Resources Corp.	45,090	3,121,130
Crescent Energy Co. - Class A	342,059	4,617,796
CVR Energy, Inc. (a)	93,200	3,136,180
Delek US Holdings, Inc.	73,000	3,290,110
Excelerate Energy, Inc. - Class A	61,170	2,044,301
Kinetik Holdings, Inc. (b)	62,500	3,025,625
Kosmos Energy Ltd. (a)	1,617,013	4,495,296
Murphy Oil Corp.	115,000	4,743,750
NextDecade Corp. (a)	517,350	3,962,901
Northern Oil & Gas, Inc.	100,100	2,925,923
Par Pacific Holdings, Inc. (a)	59,400	3,720,816
PBF Energy, Inc. - Class A	90,440	4,306,753
REX American Resources Corp. (a)	77,210	3,518,460
SM Energy Co.	144,600	4,508,628
Talos Energy, Inc. (a)	202,300	3,188,248
VAALCO Energy, Inc.	526,800	3,339,912
World Kinect Corp.	96,024	2,215,274
		64,013,045

Paper & Forest Products - 0.2%
Sylvamo Corp.	31,200	1,317,888

Personal Care Products - 1.0%
BellRing Brands, Inc. (a)	189,100	3,042,619
Edgewell Personal Care Co.	70,700	1,508,738
Herbalife Ltd. (a)	51,600	759,552
Interparfums, Inc.	33,900	3,079,476
		8,390,385

Pharmaceuticals - 0.8%
ANI Pharmaceuticals, Inc. (a)	20,800	1,599,520
Organon & Co.	352,100	2,109,079
Prestige Consumer Healthcare, Inc. (a)	34,500	2,044,815
SIGA Technologies, Inc.	218,800	1,170,580
		6,923,994

Professional Services - 3.7%
Amentum Holdings, Inc. (a)	85,000	2,216,800
CBIZ, Inc. (a)	91,500	2,456,775
Forrester Research, Inc. (a)	89,200	504,872
Genpact Ltd.	90,600	3,374,850
Insperity, Inc.	68,300	1,846,832
Kforce, Inc.	87,000	2,543,880
Korn Ferry	27,776	1,748,499
ManpowerGroup, Inc.	63,100	1,858,926
Maximus, Inc.	32,000	2,051,200
Paycom Software, Inc.	27,900	3,390,966
Resources Connection, Inc.	225,285	840,313
Robert Half, Inc.	137,300	3,487,420
Science Applications International Corp.	30,000	2,847,600
TrueBlue, Inc. (a)	348,800	1,363,808
		30,532,741

Semiconductors & Semiconductor Equipment - 0.4%
Photronics, Inc. (a)	88,200	3,564,162

Software - 1.2%
ACI Worldwide, Inc. (a)	63,000	2,583,630
Dolby Laboratories, Inc. - Class A	40,300	2,420,418
N-able, Inc. (a)	330,600	1,543,902
Workiva, Inc. (a)	58,700	3,500,281
		10,048,231

Specialty Retail - 2.8%
Abercrombie & Fitch Co. - Class A (a)	18,200	1,662,934
Academy Sports & Outdoors, Inc.	15,900	897,555
Arhaus, Inc.	285,200	1,933,656
Asbury Automotive Group, Inc. (a)	9,854	1,925,570
AutoNation, Inc. (a)	17,100	3,338,946
Bath & Body Works, Inc.	62,000	1,157,540
Group 1 Automotive, Inc.	7,688	2,541,883
Haverty Furniture Cos., Inc.	79,500	1,683,810
OneWater Marine, Inc. - Class A (a)	100,200	946,890
PetMed Express, Inc. (a)	121,400	276,792
Sonic Automotive, Inc. - Class A	58,450	4,007,917
Upbound Group, Inc.	171,500	3,095,575
		23,469,068

Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	20,900	747,384
Columbia Sportswear Co.	29,500	1,616,895
Crocs, Inc. (a)	34,200	2,839,284
G-III Apparel Group Ltd.	76,940	2,131,238
Kontoor Brands, Inc.	38,300	2,692,107
Oxford Industries, Inc.	58,300	2,245,133
PVH Corp.	12,300	858,048
Steven Madden Ltd.	48,800	1,655,296
		14,785,385

Trading Companies & Distributors - 1.8%
Custom Truck One Source, Inc. (a)	114,800	754,236
DNOW, Inc. (a)	106,000	1,262,460
Global Industrial Co.	55,757	1,757,461
Herc Holdings, Inc.	12,600	1,254,330
McGrath RentCorp	8,900	981,492
MSC Industrial Direct Co., Inc. - Class A	37,500	3,460,125
Rush Enterprises, Inc. - Class A	48,700	3,219,557
Titan Machinery, Inc. (a)	132,100	2,208,712
		14,898,373

Water Utilities - 0.4%
Artesian Resources Corp. - Class A	22,700	722,995
H2O America (b)	46,900	2,751,623
		3,474,618
TOTAL COMMON STOCKS (Cost $744,311,632)		778,993,335

REAL ESTATE INVESTMENT TRUSTS - 3.0%	Shares	Value
Diversified REITs - 0.3%
American Assets Trust, Inc.	136,800	2,518,488

Health Care REITs - 0.2%
Chiron Real Estate, Inc.	46,700	1,544,836

Hotel & Resort REITs - 0.9%
DiamondRock Hospitality Co.	194,000	1,817,780
Park Hotels & Resorts, Inc. (b)	298,000	3,137,940
Pebblebrook Hotel Trust	202,000	2,551,260
		7,506,980

Mortgage REITs - 0.8%
Apollo Commercial Real Estate Finance, Inc.	134,600	1,421,376
Ares Commercial Real Estate Corp.	280,900	1,348,320
BrightSpire Capital, Inc.	293,700	1,644,720
Claros Mortgage Trust, Inc. (a)	430,400	1,024,352
Granite Point Mortgage Trust, Inc.	379,400	550,130
Seven Hills Realty Trust	47,500	390,450
		6,379,348

Office REITs - 0.8%
Douglas Emmett, Inc.	233,700	2,201,454
Empire State Realty Trust, Inc. - Class A	267,500	1,391,000
Vornado Realty Trust	117,800	3,061,622
		6,654,076
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,567,002)		24,603,728

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	23,008,590	23,008,590
TOTAL MONEY MARKET FUNDS (Cost $23,008,590)		23,008,590

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.78% (c)	15,106,023	15,106,023
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,106,023)		15,106,023

TOTAL INVESTMENTS - 101.8% (Cost $812,993,247)		841,711,676
Liabilities in Excess of Other Assets - (1.8)%		(14,909,710)
TOTAL NET ASSETS - 100.0%		$826,801,966

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $14,843,251.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Hotchkis & Wiley Small Cap Diversified Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$778,993,335	$–	$–	$778,993,335
Real Estate Investment Trusts	24,603,728	–	–	24,603,728
Money Market Funds	23,008,590	–	–	23,008,590
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	15,106,023
Total Investments	$826,605,653	$–	$–	$841,711,676

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $15,106,023 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.